Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Accounts receivable, net	$ 799	$ 999
Contract assets	280	154
Equity method investments under fair value option	576	592
Contract liabilities	223	293
Other current liabilities	$ 279	$ 293
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088,334,144	1,025,234,000
Common stock, shares issued (in shares)	1,028,075,347	1,025,234,000
Common stock, shares, outstanding (in shares)	1,028,075,347	1,025,234,000
Related Parties
Accounts receivable, net	$ 217	$ 402
Contract assets	16	9
Contract liabilities	100	135
Other current liabilities	$ 25	$ 17